Annual Total Returns [BarChart] - MFS Research International Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.44%)
Annual Return 2012	16.97%
Annual Return 2013	19.58%
Annual Return 2014	(6.74%)
Annual Return 2015	(1.50%)
Annual Return 2016	(0.67%)
Annual Return 2017	28.51%
Annual Return 2018	(13.81%)
Annual Return 2019	28.69%
Annual Return 2020	13.28%